Note 5 - Debt	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Debt Disclosure [Text Block]

5. DEBT

Spectrum Loan Facility

On June 1, 2022 (the "Spectrum Effective Date"), the Company entered into the Spectrum Loan Facility with Spectrum. Pursuant to the terms of the General Credit and Security Agreement (the "Credit Agreement"), the Company  may borrow monies to purchase eligible equipment in an amount equal to the lesser of (i) 75% of the cost of such eligible equipment and (ii) $500,000; provided that this maximum eligibility will automatically be reduced by 1/48th each month during the term of the facility. The Credit Agreement also allows for additional borrowing in an amount equal to the lesser of (i) 50% of the net amount of eligible inventory (as defined in the Credit Agreement), (ii) $350,000, and (iii) 50% of the purchased accounts receivable outstanding under the related Assignment of Accounts and Security Agreement (the “AR Agreement”).

Under the terms of the AR Agreement, Spectrum has agreed to advance funds equal to approximately 85% of eligible accounts receivable that are collected by Spectrum under a “lock box” arrangement.  On February 20, 2024, Spectrum increased the maximum amount that may be advanced under the AR Agreement from $3.0 million to $3.75 million less any amounts loaned under the Credit Agreement.  In addition, the annual facility fee was increased to $37,500.

The initial term of the Spectrum Loan Facility was 24 months from the Spectrum Effective Date. The term of the facility automatically renews for an additional two-year period unless either party provides at least 60 days’ notice prior to the expiration date. The term automatically renewed on June 1, 2024. Subject to certain exceptions, in the event of an early termination of the AR Agreement by the Company or resulting from the Company’s default or other circumstances impacting the Company (including bankruptcy, reorganization, sale of assets, and cessation of business), the Company will be required to pay a prepayment fee.

The Company’s obligations under the Spectrum Loan Facility are secured by first-priority liens on essentially all of the Company’s assets; provided, however, that the Company is permitted to grant purchase money security interests on certain equipment, furniture and similar tangible assets financed by a third party.

In addition to annual facility fees of $37,500 and other quarterly and transaction fees payable to Spectrum, interest accrues on amounts owed under the Spectrum Loan Facility at the prime rate as quoted by the Wall Street Journal plus 3.5%, but in no event lower than 7.0%.

The Spectrum Loan Facility contains various covenants and restrictions on the Company's financial and business operations including restrictions on the purchase or redemption of any Company shares and the declaration or payment of any dividends on the Company's stock.  For the year ended December 31, 2024, the Company maintained compliance with these covenants and restrictions.

The Company has borrowed $0.6 million under the Spectrum Loan Facility as of December 31, 2024.  The Company includes the interest expense of the Spectrum Loan Facility ($304 thousand) as part of its interest expense on its consolidated statements of operations, and the total amount of $0.6 million borrowed under the Spectrum Loan Facility is included as short-term debt on the consolidated balance sheet as of December 31, 2024.

Salem Loan Facility

On August 11, 2022 (the 'Salem Effective Date'), the Company entered into the Salem Loan Facility with Salem. The Salem Loan Facility provided financing to the Company in the aggregate amount of up to $8.0 million, with an initial advance of $5.0 million.  In addition to a 2.0% closing fee, the Company issued Salem 25,000 shares of common stock as consideration for the Salem Loan Facility.  The Company agreed to issue up to an additional 25,000 shares of common stock in the event Salem advanced the additional $3.0 million.

On May 1, 2023, Salem made an additional advance of $1.5 million to the Company. At the same time, the Company agreed to increase the interest rate for the Salem Loan Facility from 13.0% to 14.0% per annum, with 11.0% payable monthly and 3.0% payable either monthly or at maturity, with the outstanding principal and interest due in August 2027. In conjunction with the additional advance of $1.5 million, the Company paid Salem a closing fee of $60 thousand and issued 12,500 shares of common stock to Salem. The $1.5 million advance was allocated between notes payable, common stock and additional paid-in capital based on the relative fair value of the underlying common stock and had an approximate effective interest rate of 17%.  If the Company repays the loan during the first three years of the term, it is required to pay a prepayment premium equal to (i) 3.0% of the prepaid principal during year 1, (ii) 2.0% of the prepaid principal during year 2, and (iii) 1.0% of the prepaid principal during year 3. The Salem Loan Facility contained customary affirmative and negative covenants that imposed restrictions on the Company’s financial and business operations, including limitations on liens, indebtedness, fundamental changes and changes in the nature of the Company’s business, the purchase or redemption of any Company stock, and the declaration or payment of any dividends on the Company's stock.  On June 30, 2023, the Company entered into an amendment to its agreement with Salem that delayed the application of one of the financial covenants.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

On August 14, 2023, Salem made an additional advance of $1.5 million to the Company. The interest rate for the advance was 14.0% per annum, with principal and interest due in August 2027. In conjunction with this advance, the Company incurred cash closing costs of $78 thousand, including a closing fee of $45 thousand, and issued 400,000 shares of common stock to Salem.  The $1.5 million advance was allocated between notes payable, common stock and additional paid-in capital based on the relative fair value of the underlying common stock and an approximate effective interest rate of 28%.

On September 5, 2023, the Company and Salem entered into the amended and restated loan agreement (the 'A&R Loan Agreement') in order to (i) provide for additional advances of up to $4.0 million, and (ii) change the maturity date of all previous advances from August 11, 2027 to April 30, 2024. The additional advances have an interest rate of 14.0% per annum, with payment of interest deferred until the April 30, 2024 maturity date.  The Company determined that the A&R Loan Agreement represented a debt modification and, accordingly, no extinguishment accounting was required.  As a result of prospectively revising the amortization of existing debt discount of previous advances, new approximate effective interest rates between 29% and 98% were established on the previous advances.  The A&R Loan Agreement provides that the Company must maintain compliance with certain net cash flow and liquidity requirements.

On September 6, 2023, Salem made an additional discretionary advance of $1.75 million under the Salem Loan Facility. In conjunction with receiving the additional loan facility and drawing down $1.75 million of additional advances, the Company incurred cash closing costs of $88 thousand and issued 660,000 shares of common stock to Salem. The $1.75 million of additional advances was allocated between notes payable, common stock and additional paid-in capital based on the relative fair value of the underlying common stock and had an approximate effective interest rate of 104%.

On October 23, 2023, Salem made an additional advance of $1.25 million under the Salem Loan Facility.  The Company incurred cash closing costs of $43 thousand associated with the additional advance, which the Company recognized as deferred debt discount to be amortized over the term of the additional advance and had an approximate effective interest rate of 21%.

On December 18, 2023, Salem made a final advance of $1.0 million under the Salem Loan Facility. In conjunction with receiving the additional advance, the Company incurred cash closing costs of $45 thousand which the Company recognized as deferred debt discount to be amortized over the term of the additional advance and had an approximate effective interest rate of 26%.

In the second half of 2023, AMB Investments, LLC and others purchased participation interests in $5.5 million of additional advances made under Salem Loan Facility (the ‘Additional Advances’). AMB Investments, LLC owned a 47.17% participation interest in those Additional Advances, giving it a pecuniary interest in approximately $2.6 million of the Salem Loan Facility and 500,000 shares of common stock issued to Salem in connection with the Additional Advances. Director, Gary Smith is President of AMB Investments, LLC.

On March 28, 2024, Salem extended the maturity date of the Salem Loan Facility from April 30, 2024 to January 31, 2026. Additional revisions included changing the interest rate to (i) 3% payment-in-kind and (ii) 11% cash interest for the entire Salem Loan Facility. In addition the Company paid Salem an aggregate fee of $100,000 in connection with the revisions and $654,308 of outstanding paid-in-kind interest was exchanged for 261,723 shares of common stock and five-year warrants to purchase 261,723 shares of common stock at an exercise price of $2.50 per share in connection with the closing of a private placement offering in late March and early April, 2024 (the ‘2024 Private Placement') referenced in Note 6. The Company determined that the maturity extension and revisions should be accounted for as troubled debt restructuring pursuant to ASC 470. As a result of the troubled debt restructuring, (i) a new effective interest rate of 16.9% was established, and (ii) the aggregate of $100,000 of fees paid to the lender was recorded as debt discount to be amortized over the remaining term of the debt, and (iii) additional debt discount in the amount of $1,278,516 was recorded and to be amortized over the remaining term of the debt, which represents the difference between $654,308 of paid-in-kind interest exchanged for common stock and warrants with an aggregate fair value of $1,932,824 in connection with the 2024 Private Placement.

On August 2, 2024, the Company entered into Amendment No. 2 to Amended and Restated Loan Agreement (the "Salem Amendment") with Salem. Pursuant to the Salem Amendment, which became effective on August 5, 2024, the Company paid down the principal balance on the Salem Loan Facility from $12.0 million to $4.5 million, repaying the Additional Advances in full. Additionally, the maturity date was extended from January 31, 2026 to December 31, 2028 and the interest rate was reduced from 14% (comprising 3% payment-in-kind (deferred) and 11% cash) to 12% cash. The Company determined that the Salem Amendment should be accounted for as a debt extinguishment which resulted in a loss on extinguishment of debt of $1.5 million. As of December 31, 2024, the carrying value of the amount financed under the Salem Loan Facility approximates its fair value as the interest rate is equal to the Company's market rate for equivalent financing terms.

As of December 31, 2024, the total amount the Company has financed under the Salem Loan Facility is:

Principal amount of promissory notes payable	$4,500,000
Accrued interest	-
Less: unamortized debt issue costs	-
Less: unamortized debt discount	-
Notes payable, current portion, net	$4,500,000

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Convertible Notes Payable

In July 2023, the Company entered into note purchase agreements with certain accredited investors pursuant to which the Company issued unsecured convertible promissory notes in the aggregate principal amount of $790,000 (the "Convertible Notes"), which mature on December 31, 2024 (the “Maturity Date”).  Of such aggregate principal amount, the Company issued Convertible Notes in the aggregate principal amount of $710,000 to the Company’s Chief Executive Officer (in the principal amount of $80,000) and his family members (in the aggregate principal amount of $630,000).  Convertible Notes in the aggregate principal amount of $290,000 accrue interest at a simple rate of 8.0% per annum, payable at maturity, and one Convertible Note in the principal amount of $500,000 accrues interest at a simple rate of 16.0% per annum, payable at maturity.  Upon the issuance of equity securities pursuant to which the Company receives aggregate gross proceeds of at least $2.0 million (the “Next Equity Financing”), the Convertible Notes will automatically convert into the same equity securities issued in such Next Equity Financing at a conversion price equal to the lowest per share purchase price of equity securities issued in the Next Equity Financing. Further, in the event of a change of control of the Company, each convertible note will, at the election of the holder, either be: (a) repaid in cash at an amount equal to the sum of (i) the outstanding principal balance and all accrued and unpaid interest due on such Convertible Note plus (ii) an additional amount equal to 20% of such outstanding amount due; or (b) converted into shares of the Company’s common stock equal to the outstanding balance of the  Convertible Note (including any accrued but unpaid interest thereon) divided by $6.00 per share. At any time on or after the Maturity Date but prior to the date the Convertible Note is repaid by the Company, at the election of the holder thereof, such holder’s Convertible Note will convert into that number of shares of the Company’s common stock equal to the quotient (rounded up to the nearest whole share) obtained by dividing (x) the outstanding principal balance and unpaid accrued interest of such Convertible Note on the date of such conversion by (y) $6.00 per share.

The Company analyzed the embedded features of the Convertible Notes and determined that the Convertible Notes contained (i) an automatic conversion pursuant to which the holders may elect to convert their Convertible Notes into shares of the Company’s common stock at a price of $6.00 per share which did not require bifurcation, (ii) a redemption feature pursuant to an event of a Next Equity Financing which did not require bifurcation, (iii) a put option triggered upon a change of control with a fair value of $15,800 which was bifurcated from the debt host and recorded with a credit to derivative liabilities and a debit to debt discount, and (iv) an automatic conversion pursuant to which the Convertible Notes may be converted into shares of the Company’s common stock at a price of $6.00 per share upon a change of control which did not require bifurcation. Including the impact of the embedded features, Convertible Notes in the aggregate principal amount of $290,000 have an approximate effective simple interest rate of 9.4% per annum, and one Convertible Note in the principal of $500,000 has an approximate effective simple interest rate of 17.4% per annum.  The debt discount is being amortized over the term of the Convertible Notes using the effective interest method and the derivative liabilities are marked-to-market at each reporting date. See Note 8 – Derivative Liabilities for additional details regarding the valuation technique and assumptions used in valuing Level 3 inputs. for additional details.

On March 28, 2024, all of the Convertible Notes, including accrued interest, were converted into equity in connection with the 2024 Private Placement referenced in Note 6.

New Headquarters and Design Center Capital Addition Financing

In conjunction with the Company's move into expanded office facilities in early 2023, the Company entered into a financing arrangement related to furniture for the new office facilities in April 2022.  The total cost of the furniture financed was $1.1 million, which included tax, freight, interim storage, and installation labor.  The Company was responsible for paying interest-only payments to the financing company related to the furniture procurement order (interest on principal of $496 thousand) placed in April 2022 prior to the first scheduled principal financing payment, which occurred in August 2022 ($246 thousand).  The Company made interest-only payments to the financing company related to the furniture procurement order through August 2022 in the amount of $17 thousand.  The total scheduled principal and interest payments to be made after December 31, 2024 related to the April 2022 furniture financing are $28 thousand.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Debt Maturity

As of December 31, 2024, debt is expected to mature as follows:

2025	$1,328,492
2026	1,214,904
2027	1,686,449
2028	1,539,526
2029	-
Thereafter	-
$5,769,371